Average Annual Total Returns			12 Months Ended	51 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.30%	(0.31%)
ICE BofA 0-1 Year U.S. Corporate Bond Index1 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	ICE BofA 0-1 Year U.S. Corporate Bond Index1 (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		4.79%	3.76%
ICE BofA 0-1 Year U.S. Treasury Index1 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	ICE BofA 0-1 Year U.S. Treasury Index1 (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		4.32%	3.53%
ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index1 (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		5.19%	3.29%
CrossingBridge Ultra-Short Duration ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.85%	5.17%
Performance Inception Date		Sep. 20, 2021
CrossingBridge Ultra-Short Duration ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.88%	2.93%
CrossingBridge Ultra-Short Duration ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.36%	3.10%

[1]	Effective January 28, 2026, the Fund replaced its secondary benchmark index with each of the ICE BofA 0-1 Year U.S. Corporate Bond Index, ICE BofA 0-1 Year U.S. Treasury Index and ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index to reflect the changes in the Fund’s investment strategies described above.